CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
STOCKHOLDERS' DEFICIT
Common stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, Shares issued	1,745,314,333	1,698,279,820	1,236,319,023
Common stock, Shares outstanding	1,745,314,333	1,698,279,820	1,236,319,023
Undesignated Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	40,000,000	40,000,000	40,000,000
Convertible Preferred Stock Class A [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	60,000,000	60,000,000	60,000,000
Preferred stock, Shares Issued	54,200,000	54,200,000	50,950,000
Preferred stock, Shares outstanding	54,200,000	54,200,000	50,950,000